Principles underlying preparation of consolidated financial statements	12 Months Ended
Dec. 31, 2023
Principles underlying preparation of consolidated financial statements
Principles underlying preparation of consolidated financial statements
2.	Principles underlying preparation of consolidated financial statements
2.1	Basis of preparation

The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (IFRS) under the historical cost convention, as modified by the initial recognition of financial instruments based on fair value, and by revaluation of financial instruments categorised at fair value through profit or loss (FVTPL) and at fair value through other comprehensive income (FVOCI). The principal accounting policies applied in the preparation of these consolidated financial statements are set out below. These policies have been consistently applied to all the periods presented, unless otherwise stated. Despite the risks and uncertainties, the Group is facing disclosed in Note 29, the management believes that the Group will continue to operate on a going concern basis in the foreseeable future. Therefore, these consolidated financial statements are prepared accordingly. The consolidated financial statements are presented in Russian rubles (“RUB”) and all values are rounded to the nearest million (RUB (000,000)) except where otherwise indicated.

Group’s subsidiaries maintain and prepare their accounting records and prepare their statutory accounting reports in accordance with domestic accounting legislation. Standalone financial statements of subsidiaries are prepared in their respective functional currencies (see Note 3.2 below).

2.2	Basis of consolidation

The consolidated financial statements comprise the financial statements of QIWI plc and its subsidiaries as of December 31 each year.

Control is achieved when the Group is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee.

Specifically, the Group controls an investee if and only if the Group has:

-	Power over the investee (i.e. existing rights that give it the current ability to direct the relevant activities of the investee),
-	Exposure, or rights, to variable returns from its involvement with the investee, and
-	The ability to use its power over the investee to affect its returns.

Where the Group has less than a majority of the voting or similar rights of an investee, the Group considers all relevant facts and circumstances in assessing whether it has power over an investee, including:

-	The contractual arrangement with the other vote holders of the investee,
-	Rights arising from other contractual arrangements,
-	The Group’s voting rights and potential voting rights.

The Group re-assesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control. Consolidation of a subsidiary begins when the Group obtains control over the subsidiary and ceases when the Group losses control of the subsidiary. Assets, liabilities, income and expenses of a subsidiary acquired or disposed of during the year are included in the consolidated statement of comprehensive income from the date the Group gains control until the date the Group ceases to control the subsidiary. The financial statements of the subsidiaries are prepared for the same reporting period as the parent company, using consistent accounting policies.

All intra-group balances, income, expenses and unrealized gains and losses resulting from intra-group transactions are eliminated in full, except for the foreign exchange gains and losses arising on intra-group loans.

Profit or loss and each component of other comprehensive income (OCI) are attributed to the equity holders of the parent of the Group and to the non-controlling interests, even if this results in the non-controlling interests having a deficit balance. When necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies into line with the Group’s accounting policies.

2.	Principles underlying preparation of consolidated financial statements (continued)
2.2	Basis of consolidation (continued)

A change in the ownership interest of a subsidiary, without a loss of control, is accounted for as an equity transaction. If the Group loses control over a subsidiary, it:

-	Derecognises the assets (including goodwill) and liabilities of the subsidiary.
-	Derecognises the carrying amount of any non-controlling interests, including any components of other comprehensive income attributable to them.
-	Recognises the fair value of the consideration received.
-	Recognises the fair value of any investment retained.
-	Recognises any surplus or deficit in profit or loss.
-	Reclassifies to profit or loss or retained earnings, as appropriate, the amounts previously recognized in OCI as would be required if the Group had directly disposed of the related assets or liabilities.
2.3	Changes in accounting policies

The accounting policies adopted in the preparation of the consolidated financial statements are consistent with those followed in the preparation of the Group’s annual consolidated financial statements for the year ended December 31, 2022, except for the adoption of the new and amended IFRS and IFRIC interpretations as of January 1, 2023. The Group has not early adopted any other standard, interpretation or amendment that has been issued but is not yet effective.

The following amended standards became effective from January 1, 2023, but had no impact on the consolidated financial statements of the Group:

-	IFRS 17 Insurance Contracts (issued in May 2017)
-	Amendments to IFRS 17 Insurance contracts: Initial Application of IFRS 17 and IFRS 9 – Comparative Information (issued in December 2021)
-	Amendments to IAS 1 Presentation of Financial Statements and IFRS Practice Statement 2: Disclosure of Accounting policies (issued in February 2021)
-	Amendments to IAS 8 Accounting policies, Changes in Accounting Estimates and Errors: Definition of Accounting Estimates (issued in February 2021)
-	Amendments to IAS 12 Income tax: Deferred tax related to assets and liabilities arising from a single transaction (issued in May 2021) and International Tax Reform—Pillar Two Model Rules (issued in May 2023)
2.4	Standards issued but not yet effective

The following other new pronouncements are not expected to have a material impact on the Group’s consolidated financial statements when adopted:

-	Amendments to IAS 1: Classification of liabilities as current or non-current (issued on January 23, 2020) and Non-current Liabilities with Covenants (issued on October 31, 2022) (effective for annual periods beginning on or after January 1, 2024).
-	Amendments to IFRS 16 Lease: Lease Liability in a Sale and Leaseback (issued in September 2022 and effective for annual periods beginning on or after January 1, 2024).
-	Amendments to IAS 7 Statement of Cash Flows and IFRS 7 Financial Instruments: Disclosures: Supplier Finance Arrangements (issued on May 25, 2023 and effective for annual periods beginning on or after January 1, 2024).
-	Amendments to IAS 21 Foreign Currencies: The Effects of Changes in Foreign Exchange Rates: Lack of Exchangeability (issued on August 15, 2023 and effective for annual periods beginning on or after January 1, 2025).

2.	Principles underlying preparation of consolidated financial statements (continued)
2.5.	Changes in presentation

In 2023 the Group decided to present Payment processing fees and Other revenue as a single «Revenue from contracts with customers».

The effects of the change in presentation on the previously reported amounts in the consolidated statement of comprehensive income are set out below:

	The years ended December 31		The years ended December 31
	2021	2022	2021	2022

	As previously reported		Restated
Revenue from contracts with customers (continuing)	—	—	1,876	4,004
Revenue from contracts with customers (discontinued)	—	—	34,035	39,048
Payment processing fees	33,397	37,689	—	—
Other revenue	2,514	5,363	—	—